Other intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Other intangible assets

10.	Other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2020	€22,778	€313	€2,232	€25,323
Additions	1,862	7	116	1,985
Divestitures	(430)	(3)	(35)	(468)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(214)	1	740	527
At December 31, 2020	23,996	318	3,053	27,367
FCA-PSA merger	6,292	339	1,624	8,255
Additions	3,128	59	704	3,891
Divestitures	(111)	(2)	(151)	(264)
Change in scope of consolidation	(4,818)	(92)	(1,543)	(6,453)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	478	180	127	785
At December 31, 2021	28,965	802	3,814	33,581
Accumulated amortization and impairment losses at January 1, 2020	15,487	244	1,289	17,020
Amortization	1,345	22	200	1,567
Impairment losses and asset write-offs	145	—	17	162
Divestitures	(425)	(3)	(34)	(462)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(114)	(3)	503	386
At December 31, 2020	16,438	260	1,975	18,673
Amortization	1,575	102	157	1,834
Impairment losses and asset write-offs	151	—	1	152
Divestitures	(104)	(1)	(1)	(106)
Change in scope of consolidation	(2,758)	(66)	(965)	(3,789)
Translation differences and other changes	18	164	—	182
At December 31, 2021	15,320	459	1,167	16,946
Carrying amount at December 31, 2020	€7,558	€58	€1,078	€8,694
Carrying amount at December 31, 2021	€13,645	€343	€2,647	€16,635
Other intangible assets of the former FCA Group with an acquisition fair value of €8.3 billion were recognized on completion of the merger. Refer to Note 3, Scope of Consolidation for additional information.
Capitalized development expenditures included both internal and external costs that were directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and powertrain programs.
In 2021, €152 million of impairment losses and asset write-offs were recognized, refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for further information on the impairment losses and asset write-offs recognized.
In 2020, €162 million primarily related to impairment of capitalized development expenditures in China.
At December 31, 2021, translation differences primarily related to foreign currency translation of the US Dollar to the Euro and Pound Sterling to Euro. At December 31, 2020, translation differences primarily related to foreign currency translation of the Pound Sterling to Euro and the Argentina Peso to Euro.
Amortization of capitalized development expenditures was recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of Patents, concessions,licenses and Other intangibles are recognized within Cost of revenues and Selling, general and other costs.
At December 31, 2021 and 2020, the Company had contractual commitments for the purchase of intangible assets amounting to €160 million and nil, respectively.